Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	6.08%	3.20%
Loan facilitation and service fees	¥ 10,344,007	¥ 11,468,513
Wealth management transaction and service fees receivables	882,060	1,038,111
Guarantee fee	88,900	52,747
Loss allowance	¥ (688,378)	¥ (401,626)
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	2.92%	1.74%
Loan facilitation and service fees	¥ 9,953,323	¥ 10,887,088
Wealth management transaction and service fees receivables	882,060	1,038,111
Guarantee fee	80,557	45,590
Loss allowance	¥ (318,820)	¥ (208,018)
Later than one month and not later than two months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	84.22%	20.00%
Loan facilitation and service fees	¥ 174,102	¥ 368,244
Wealth management transaction and service fees receivables		0
Guarantee fee	5,657	3,499
Loss allowance	¥ (151,398)	¥ (74,346)
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Expected credit loss rate	99.49%	55.00%
Loan facilitation and service fees	¥ 216,582	¥ 213,181
Wealth management transaction and service fees receivables		0
Guarantee fee	2,686	3,658
Loss allowance	¥ (218,160)	¥ (119,262)